Performance Management	Aug. 31, 2025
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. In the table below, the performance for C Class shares reflects the performance as though C Class shares were held for the full 10-year period.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
15.48% 2nd Quarter 2020
01/01/2015 through 12/31/2024
Lowest Quarterly Return:
-19.50% 1st Quarter 2020
01/01/2015 through 12/31/2024
The calendar year-to-date total return as of September 30, 2025 was 7.17%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	5 Years	10 Years
Investor Class	02/14/2011
Returns Before Taxes		9.57%	5.55%	5.58%
Returns After Taxes on Distributions		6.71%	3.07%	3.11%
Returns After Taxes on Distributions and Sales of Fund Shares		5.61%	3.15%	3.16%

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	02/14/2011	4.36%	4.56%	5.04%
C	02/14/2011	7.76%	4.82%	4.82%
Y	02/14/2011	9.94%	5.95%	5.92%
R5	02/14/2011	9.94%	5.94%	5.95%

	1 Year	5 Years	10 Years
Index (Reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
ICE BofA US High Yield Index	8.20%	4.04%	5.08%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for   Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of September 30, 2025 was 7.17%.
Bar Chart, Year to Date Return	7.17%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:15.48% 2nd Quarter 202001/01/2015 through 12/31/2024
Highest Quarterly Return	15.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-19.50% 1st Quarter 202001/01/2015 through 12/31/2024
Lowest Quarterly Return	(19.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
American Beacon Funds | American Beacon The London Company Income Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
In the table below, for the period prior to August 25, 2020, the performance of the R6 Class shares reflects the returns of the R5 Class shares of the Fund. The R6 Class shares would have had similar annual returns to the R5 Class shares of the Fund because the shares of each class represent investments in the same portfolio securities. However, as reflected in the table in the “Fees and Expenses of the Fund” section of this Fund Summary, the expenses of the R5 Class shares differ from those of the R6 Class shares, which would affect performance. To the extent that the R5 Class shares had lower expenses than the R6 Class shares, the performance of the R5 Class shares would likely have been higher than the R6 Class shares would have realized during the same period. The R6 Class performance shown in the table has not been adjusted for differences in operating expenses between the R6 Class and R5 Class shares.
C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. In the table below, the performance for C Class shares reflects the performance as though C Class shares were held for the full 10-year period.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
15.98% 2nd Quarter 2020
01/01/2015 through 12/31/2024
Lowest Quarterly Return:
-21.10% 1st Quarter 2020
01/01/2015 through 12/31/2024
The calendar year-to-date total return as of September 30, 2025 was 15.51%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	5 Years	10 Years
Investor Class	05/29/2012
Returns Before Taxes		11.55%	6.97%	7.97%
Returns After Taxes on Distributions		8.41%	5.80%	6.85%
Returns After Taxes on Distributions and Sales of Fund Shares		9.08%	5.39%	6.24%

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	05/29/2012	5.17%	5.73%	7.34%
C	05/29/2012	9.75%	6.19%	7.16%
Y	05/29/2012	11.86%	7.25%	8.26%
R6	08/25/2020	11.98%	7.39%	8.36%
R5	05/29/2012	11.89%	7.31%	8.32%

	1 Year	5 Years	10 Years
Index (Reflects no deduction for fees, expenses or taxes)
S&P 500® Index TR	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for   Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
American Beacon Funds | American Beacon The London Company Income Equity Fund | Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of September 30, 2025 was 15.51%.
Bar Chart, Year to Date Return	15.51%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:15.98% 2nd Quarter 202001/01/2015 through 12/31/2024
Highest Quarterly Return	15.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-21.10% 1st Quarter 202001/01/2015 through 12/31/2024
Lowest Quarterly Return	(21.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated. The current sub-advisor began managing the Fund on June 21, 2025. Performance through June 20, 2025 reflects the Fund’s performance under the management of the sub-advisors that managed the Fund from (i) December 11, 2015 through December 30, 2022, and (ii) December 31, 2022 through June 20, 2025, respectively.
On December 11, 2015, the Fund acquired all the assets and assumed all the liabilities of the Fund’s predecessor. The R5 Class shares of the Fund have adopted the performance history and financial statements of the Institutional Class shares of the Fund’s predecessor.
In the bar chart and table below, as applicable, for the period prior to December 11, 2015, the performance of the Fund’s R5 Class, Investor Class, A Class, C Class and Y Class shares reflects the returns of the Institutional Class shares of the Fund’s predecessor. The newer share classes would have had similar annual returns to the Institutional Class shares of the Fund’s predecessor because the shares of each class represent investments in the same portfolio securities. However, the Institutional Class shares of the Fund’s predecessor had different expenses than the newer share classes, which would affect performance. To the extent that the Institutional Class shares of the Fund’s predecessor had lower expenses than the newer share classes, the performance of the Institutional Class shares of the Fund’s predecessor would likely have been higher than the newer share class would have realized during the same period. The R5 Class, Investor Class, A Class, C Class, and Y Class performance shown in the table has not been adjusted for differences in operating expenses between those share classes and the Institutional Class shares of the Fund’s predecessor, but the A Class and C Class shares performance has been adjusted for the impact of the maximum applicable sales charge.
C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. In the table below, the performance for C Class shares reflects the performance as though C Class shares were held for the full 10-year period. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for R5 Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
9.70% 2nd Quarter 2020
1/1/2015 through 12/31/2024
Lowest Quarterly Return:
-15.87% 1st Quarter 2020
1/1/2015 through 12/31/2024
The calendar year-to-date total return as of September 30, 2025 was -1.03%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	5 Years	10 Years
R5 Class	12/03/2012
Returns Before Taxes		6.78%	3.54%	4.08%
Returns After Taxes on Distributions		2.24%	0.43%	1.34%
Returns After Taxes on Distributions and Sales of Fund Shares		3.93%	1.34%	1.91%

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	12/11/2015	3.88%	2.72%	3.50%
C	12/11/2015	4.70%	2.46%	3.05%
Y	12/11/2015	6.73%	3.46%	3.99%
Investor	12/11/2015	6.40%	3.18%	3.75%

	1 Year	5 Years	10 Years
Index (Reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P UBS Leveraged Loan Index	9.05%	5.73%	5.13%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for R5 Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for R5 Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | R5 Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of September 30, 2025 was -1.03%.
Bar Chart, Year to Date Return	(1.03%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:9.70% 2nd Quarter 20201/1/2015 through 12/31/2024
Highest Quarterly Return	9.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-15.87% 1st Quarter 20201/1/2015 through 12/31/2024
Lowest Quarterly Return	(15.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year.   The table shows how the Fund’s average annual total returns compare to a broad-based securities market index for the periods indicated. The Fund acquired the Ninety One Emerging Markets Equity Fund, a series of The Advisors’ Inner Circle Fund III (“Predecessor Fund”), in a reorganization that closed on February 21, 2025. In connection with that reorganization, the R5 Class shares of the Fund have adopted the performance history and financial statements of the I Shares of the Predecessor Fund, and the  Y Class shares of the Fund have adopted the performance history and financial statements of the A Shares of the Predecessor Fund. The bar chart and the table below show the performance of the Fund’s R5 Class shares for all periods. The table below also shows the performance of the Fund’s Y Class shares for all periods (which differs from the performance of the A Shares of the Predecessor Fund to the extent that the performance of the A Shares reflected the deduction of applicable sales charges). In addition, in the table below, the performance of the R6 Class shares reflects the returns of the I Shares of the Predecessor Fund. The R6 Class shares would have had similar annual returns to the I Shares of the Predecessor Fund because the shares of each class represent investments in the same portfolio securities. However, the I Shares of the Predecessor Fund had different expenses than the R6 Class shares, which would affect performance. To the extent that the I Shares of the Predecessor Fund had lower expenses than the R6 Class shares, the performance of the I Shares of the Predecessor Fund would likely have been higher than the R6 Class shares would have realized during the same period. The R6 Class performance shown in the table has not been adjusted for differences in operating expenses between that share class and the Predecessor Fund’s I  Shares.  You may obtain updated performance information on the Fund’s website at  www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for R5 Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
18.11% 4th Quarter 2020
01/01/2019 through 12/31/2024
Lowest Quarterly Return:
-25.16% 1st Quarter 2020
01/01/2019 through 12/31/2024
The calendar year-to-date total return as of September 30, 2025 was 30.30%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date	1 Year	5 Years	Since Inception
R5 Class	11/28/2018
Returns Before Taxes		12.78%	1.73%	3.88%
Returns After Taxes on Distributions		12.70%	1.19%	3.31%
Returns After Taxes on Distributions and Sales of Fund Shares		8.15%	1.44%	3.12%

	Inception Date of Class	1 Year	5 Years	Since Inception (11/28/2018)
Share Class (Before Taxes)
Y	11/28/2018	12.56%	1.51%	3.66%
R6	02/21/2025	12.78%	1.73%	3.88%

	1 Year	5 Years	Since Inception (11/28/2018)
Index (Reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)
MSCI® Emerging Markets Index (USD)*	7.51%	1.70%	4.04%
[1]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for R5 Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for R5 Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund | R5 Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of September 30, 2025 was 30.30%.
Bar Chart, Year to Date Return	30.30%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:18.11% 4th Quarter 202001/01/2019 through 12/31/2024
Highest Quarterly Return	18.11%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-25.16% 1st Quarter 202001/01/2019 through 12/31/2024
Lowest Quarterly Return	(25.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index for the periods indicated. The Fund acquired the Ninety One Global Franchise Fund, a series of The Advisors’ Inner Circle Fund III (“Predecessor Fund”), in a reorganization that closed on November 15, 2024. In connection with that reorganization,  the R5 Class shares of the Fund have adopted the performance history and financial statements of the I Shares of the Predecessor Fund, and the  Y Class shares of the Fund have adopted the performance history and financial statements of the A Shares of the Predecessor Fund.
The bar chart and the table below show the performance of the Fund’s R5 Class shares for all periods. In the bar chart and table below, the performance of the Fund’s   R5 Class shares for periods prior to November 18, 2024 reflects the returns of the Predecessor Fund’s I Shares. In the table below, the performance of the Fund’s  Y Class shares for periods prior to November 18, 2024 reflects the returns of the Predecessor Fund’s I Shares for periods prior to September 28, 2018, and the returns of the Predecessor Fund’s A Shares thereafter. The performance of the Fund’s Y Class shares differs from the performance of the A Shares of the Predecessor Fund to the extent that the performance of the A Shares reflected the deduction of applicable sales charges for applicable periods.
In addition, with respect to the  Y Class shares, for the period from December 11, 2017 through September 27, 2018, the A Shares of the Predecessor Fund would have had similar annual returns to the I Shares of the Predecessor Fund because the shares of each class represent investments in the same portfolio securities. However, the I Shares of the Predecessor Fund had different expenses than the A Shares of the Predecessor Fund, which would affect performance. To the extent that the I Shares of the Predecessor Fund had lower expenses than the A Shares of the Predecessor Fund, the performance of the I Shares of the Predecessor Fund would likely have been higher than the performance the A Shares of the Predecessor Fund would have realized during the same period. The performance of the Fund’s Y Class shares shown in the table has not been adjusted for differences in operating expenses between the Predecessor Fund’s A Shares and I Shares.
The R6 Class shares of the Fund began operations on November 18, 2024. In the table below, the performance of the R6 Class shares for periods prior to November 18, 2024 reflects the returns of the I Shares of the Predecessor Fund. The R6 Class shares would have had similar annual returns to the I Shares of the Predecessor Fund because the shares of each class represent investments in the same portfolio securities. However, the I Shares of the Predecessor Fund had different expenses than the R6 Class shares, which would affect performance. To the extent that the I Shares of the Predecessor Fund had lower expenses than the R6 Class shares of the Fund, the performance of the I Shares of the Predecessor Fund would likely have been higher than the performance the R6 Class shares of the Fund would have realized during the same period. The performance of the R6 Class shares shown in the table has not been adjusted for differences in operating expenses between that share class and the I Shares of the Predecessor Fund.
You may obtain updated performance information on the Fund’s website at  www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for R5 Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
16.67% 2nd Quarter 2020
01/01/2018 through 12/31/2024
Lowest Quarterly Return:
-13.55% 2nd Quarter 2022
01/01/2018 through 12/31/2024
The calendar year-to-date total return as of September 30, 2025 was 14.55%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date	1 Year	5 Years	Since Inception (12/11/2017)
R5 Class	12/11/2017
Returns Before Taxes		7.83%	7.86%	8.84%
Returns After Taxes on Distributions		7.77%	7.79%	8.72%
Returns After Taxes on Distributions and Sales of Fund Shares		4.67%	6.19%	7.08%

	Inception Date	1 Year	5 Years	Since Inception (12/11/2017)
Share Class (Before Taxes)
Y	09/28/2018	7.66%	7.62%	8.61%
R6	11/15/2024	7.80%	7.86%	8.83%

	1 Year	5 Years	Since Inception (12/11/2017)
Index (Reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)
MSCI® ACWI Index (USD)*	17.49%	10.06%	9.35%
[2]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for R5 Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for R5 Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund | R5 Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of September 30, 2025 was 14.55%.
Bar Chart, Year to Date Return	14.55%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:16.67% 2nd Quarter 202001/01/2018 through 12/31/2024
Highest Quarterly Return	16.67%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-13.55% 2nd Quarter 202201/01/2018 through 12/31/2024
Lowest Quarterly Return	(13.55%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index for the periods indicated. The Fund acquired the Ninety One International Franchise Fund, a series of The Advisors’ Inner Circle Fund III (“Predecessor Fund”), in a reorganization that closed on November 15, 2024. In connection with that reorganization, the R5 Class shares of the Fund have adopted the performance history and financial statements of the I Shares of the Predecessor Fund. The bar chart and the table below show the performance of the Fund’s R5 Class shares for all periods.   In the bar chart and table below, the performance of the Fund’s R5 Class shares for periods prior to November 18, 2024 reflects the returns of the I Shares of the Predecessor Fund.
The Y Class and R6 Class shares of the Fund began operations on November 18, 2024. In the table below, the performance of the  Y Class and R6 Class shares for periods prior to November 18, 2024 reflects the returns of the I Shares of the Predecessor Fund. The Y Class and R6 Class shares would have had similar annual returns to the I Shares of the Predecessor Fund because the shares of each class represent investments in the same portfolio securities. However, the I Shares of the Predecessor Fund had different expenses than the Y Class and R6 Class shares, which would affect performance. To the extent that the I Shares of the Predecessor Fund had lower expenses than a newer share class of the Fund, the performance of the I Shares of the Predecessor Fund would likely have been higher than the performance the newer share class would have realized during the same period. The performance of the Y Class and R6 Class shares shown in the table has not been adjusted for differences in operating expenses between those share classes and the I Shares of the Predecessor Fund.
You may obtain updated performance information on the Fund’s website at  www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for R5 Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
13.12% 4th Quarter 2022
01/01/2022 through 12/31/2024
Lowest Quarterly Return:
-11.17% 2nd Quarter 2022
01/01/2022 through 12/31/2024
The calendar year-to-date total return as of September 30, 2025 was 10.41%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	Since Inception
R5 Class	08/31/2021
Returns Before Taxes		9.53%	1.99%
Returns After Taxes on Distributions		9.45%	1.92%
Returns After Taxes on Distributions and Sales of Fund Shares		5.84%	1.59%

	Inception Date	1 Year	Since Inception (8/31/2021)
Share Class (Before Taxes)
Y	11/15/2024	9.53%	1.99%
R6	11/15/2024	9.53%	1.99%

	1 Year	Since Inception (8/31/2021)
Index (Reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)
MSCI® ACWI ex-USA Index (USD)*	5.53%	0.30%
[3]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for R5 Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for R5 Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund | R5 Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of September 30, 2025 was 10.41%.
Bar Chart, Year to Date Return	10.41%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:13.12% 4th Quarter 202201/01/2022 through 12/31/2024
Highest Quarterly Return	13.12%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-11.17% 2nd Quarter 202201/01/2022 through 12/31/2024
Lowest Quarterly Return	(11.17%)
Lowest Quarterly Return, Date	Jun. 30, 2022

[1]
*	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

[2]
*	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

[3]
*	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.